Consolidated Statements of Equity - USD ($) shares in Millions, $ in Millions		Total		Common Stock [Member]		Capital in Excess of Par Value [Member]		Retained Earnings [Member]		AOCI Attributable to Parent	Noncontrolling Interests [Member]
Beginning balance at Sep. 30, 2015				257.0
Shares issued under restricted stock plan				1.6
Issuance of common stock, net of stock received for minimum tax withholdings	[1]			0.5
Purchases of common stock		(8.1)		(8.1)	[2]
Ending balance at Sep. 30, 2016				251.0
Beginning balance at Sep. 30, 2015				$ 2.6		$ 10,767.8		$ 1,661.6		$ (780.2)	$ 132.1	[3]
Noncontrolling interests assumed in business combinations	[3]										10.9
Net income (loss)		$ (6.4)									3.2	[3]
Distributions and adjustments to noncontrolling interests											(18.7)
Sale of subsidiary shares from noncontrolling interest	[3]										(0.2)
Net income (loss) attributable to common stockholders								(396.3)
Dividends declared (per share - $1.72, $1.60 and $1.50)	[4]							(384.2)
Income tax benefit (expense) from share-based plans						(15.5)
Compensation expense under share-based plans						76.0
Issuance of common stock, net of stock received for minimum tax withholdings						13.9		(0.8)
Purchases of common stock		(335.3)		(0.1)	[2]	(319.2)	[2]	(16.0)	[2]
Other comprehensive income (loss), net of tax		145.9								145.9
Separation of Specialty Chemicals business						(64.4)		(970.2)		7.9	(26.1)	[3]
Ending balance at Sep. 30, 2016		9,830.0		$ 2.5		10,458.6		(105.9)		(626.4)	101.2	[3]
Total Stockholders’ equity at Sep. 30, 2016		9,728.8
Other comprehensive income attributable to noncontrolling interest		$ 145.2
Shares issued under restricted stock plan				1.1
Issuance of common stock, net of stock received for minimum tax withholdings	[1],[5]			4.2
Purchases of common stock		(1.8)		(1.8)	[2]
Ending balance at Sep. 30, 2017		254.5		254.5
Net income (loss)		$ 9.6									(12.9)	[3]
Distributions and adjustments to noncontrolling interests											(44.7)
Net income (loss) attributable to common stockholders								708.2
Dividends declared (per share - $1.72, $1.60 and $1.50)	[4]							(407.3)
Income tax benefit (expense) from share-based plans						4.3
Compensation expense under share-based plans						60.6
Issuance of common stock, net of stock received for minimum tax withholdings						181.6	[5]	(5.9)
Fair value of share-based awards issued in business combinations						1.9
Purchases of common stock		(93.0)				(76.3)	[2]	(16.7)	[2]
Other comprehensive income (loss), net of tax		169.1	[6]							169.1
Separation of Specialty Chemicals business						(5.8)
Ending balance at Sep. 30, 2017		10,386.1		$ 2.5		10,624.9		172.4		(457.3)	43.6	[3]
Total Stockholders’ equity at Sep. 30, 2017		10,342.5
Other comprehensive income attributable to noncontrolling interest		$ 169.3
Shares issued under restricted stock plan				0.7
Issuance of common stock, net of stock received for minimum tax withholdings	[1]			1.7
Purchases of common stock		(3.4)		(3.4)	[2]
Ending balance at Sep. 30, 2018		253.5		253.5
Net income (loss)		$ (3.2)									2.1	[3]
Contributions	[3]										0.5
Distributions and adjustments to noncontrolling interests											(33.2)
Net income (loss) attributable to common stockholders								1,906.1
Dividends declared (per share - $1.72, $1.60 and $1.50)	[4]							(445.2)
Compensation expense under share-based plans						66.9
Issuance of common stock, net of stock received for minimum tax withholdings						38.9		(6.7)
Purchases of common stock		(195.1)				(141.8)	[2]	(53.3)	[2]
Other comprehensive income (loss), net of tax		(238.0)	[6]							(238.0)
Ending balance at Sep. 30, 2018		11,482.4		$ 2.5		$ 10,588.9		$ 1,573.3		$ (695.3)	$ 13.0	[3]
Total Stockholders’ equity at Sep. 30, 2018		11,469.4
Other comprehensive income attributable to noncontrolling interest		$ (238.0)

[1]	In connection with the Smurfit-Stone Acquisition, there were approximately 1.4 million shares reserved but unissued at the time of the acquisition for the resolution of Smurfit-Stone bankruptcy claims. At September 30, 2017, 0.2 million shares remain reserved and unissued. The remaining shares were issued in fiscal 2018 as the claim’s distribution process was completed.
[2]	In fiscal 2018, we repurchased approximately 3.4 million shares of our Common Stock for an aggregate cost of $195.1 million. In fiscal 2017, we repurchased approximately 1.8 million shares of our Common Stock for an aggregate cost of $93.0 million. In fiscal 2016, we repurchased approximately 8.1 million shares of our Common Stock for an aggregate cost of $335.3 million.
[3]	Excludes amounts related to contingently redeemable noncontrolling interests, which are separately classified outside of permanent equity in the Consolidated Balance Sheets.
[4]	Includes cash dividends paid, dividend equivalent units on certain restricted stock awards and dividends declared but unpaid related to the shares reserved but unissued at the time of the acquisition for the resolution of Smurfit-Stone bankruptcy claims.
[5]	Included in the issuance of common stock in fiscal 2017 is the issuance of approximately 2.4 million shares of Common Stock valued at $136.1 million in connection with the U.S. Corrugated Acquisition.
[6]	All amounts are net of tax and noncontrolling interest